STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		66 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012
Cash flows from operating activities:
Net income (loss)	$ (78,780)	$ 275,572	$ (5,260,188)
Adjustments to reconcile net (loss) to cash provided (used) by developmental stage activities:
Amortization	0	0	0
Loss on write off of mineral property	0	0	4,851,271
Loss on write off of website	10,573	0	15,673
Loss on joint venture	0	0	21,269
Forgiveness of debt	0	(315,801)	0
Change in current assets and liabilities:
Prepaids	2,500	27,329
Deposits	0	0	0
Accounts payable and accrued expenses	3,589	(36,570)	11,484
Net cash flows from operating activities	(62,118)	(49,470)	(360,491)
Cash flows from investing activities:
Website development	0	0	(15,673)
Purchase of Mining Rights	0	0	(1,058,598)
Net cash flows from investing activities	0	0	(1,074,271)
Cash flows from financing activities:
Proceeds from sale of common stock	48,500	0	1,337,000
Stock subscription payable	0	0	50,000
Payments to related party	3,771	0	3,771
Proceeds/(Payment) of notes payable	35,000	45,000	80,000
Convertible note debentures	(35,750)	0	(35,750)
Net cash flows from financing activities	51,521	45,000	1,435,021
Net cash flows	(10,597)	(4,470)	259
Cash and equivalents, beginning of period	10,856	15,326	0
Cash and equivalents, end of period	259	10,856	259
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS FOR:
Interest	0	(4,538)	31,854
Income taxes	0	0	0
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING AND INVESTING:
Shares issued to settle convertible debenture	$ 48,500	$ 0	$ 48,500